Shareholder Report	12 Months Ended
	Jan. 31, 2025 USD ($) Holding	Jan. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Specialized Funds
Entity Central Index Key	0000734383
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000008004
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Investor Shares
Trading Symbol	VDIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  The Fund underperformed in seven of 11 industry sectors. The greatest detractors from relative performance came from selection in information technology, consumer staples, and industrials. Communication services and materials were relative bright spots, and the Fund benefited from a lack of exposure to energy stocks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Dividend Growth Spliced Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,359	$10,293	$10,520
2015	$10,569	$10,353	$10,657
2015	$10,619	$10,211	$10,487
2016	$10,244	$9,922	$9,745
2016	$10,904	$10,638	$10,491
2016	$11,336	$11,247	$11,125
2016	$10,874	$10,919	$10,928
2017	$11,480	$11,577	$11,862
2017	$12,151	$12,280	$12,438
2017	$12,629	$12,603	$12,920
2017	$12,860	$13,124	$13,546
2018	$14,195	$14,608	$14,846
2018	$13,564	$13,708	$14,063
2018	$14,361	$14,650	$15,042
2018	$14,143	$14,342	$14,435
2019	$14,427	$14,487	$14,501
2019	$15,926	$15,905	$15,832
2019	$16,705	$16,532	$16,081
2019	$16,879	$16,876	$16,368
2020	$17,792	$17,779	$17,455
2020	$15,985	$16,190	$15,645
2020	$17,351	$17,638	$17,818
2020	$17,545	$18,097	$18,003
2021	$19,043	$19,840	$21,042
2021	$21,757	$22,210	$23,625
2021	$22,895	$23,297	$24,753
2021	$23,646	$24,079	$25,938
2022	$23,929	$23,961	$24,934
2022	$23,432	$22,777	$22,831
2022	$23,299	$22,781	$22,827
2022	$22,953	$22,207	$21,543
2023	$23,748	$23,497	$22,835
2023	$24,148	$23,814	$23,122
2023	$24,668	$25,249	$25,708
2023	$23,134	$23,371	$23,351
2024	$25,912	$26,487	$27,206
2024	$26,085	$26,993	$28,307
2024	$27,632	$29,418	$31,133
2024	$28,121	$30,278	$32,223
2025	$28,555	$31,623	$34,355

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	10.20%	9.92%	11.06%
Dividend Growth Spliced Index	19.39%	12.21%	12.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 50,424,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 41,380,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$50,424
Number of Portfolio Holdings	49
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$41,380

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communication Services	2.0%
Consumer Discretionary	11.1%
Consumer Staples	12.9%
Financials	14.4%
Health Care	19.2%
Industrials	16.0%
Information Technology	15.6%
Materials	4.8%
Real Estate	1.7%
Other Assets and Liabilities—Net	2.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008005
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Investor Shares
Trading Symbol	VGENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  Strong security selection in the oil and gas exploration and production subsector, as well as in oil and gas storage and transportation, significantly contributed to the Fund’s outperformance.

  Relative to the benchmark, the Fund benefited from underweighting the oil and gas refining and marketing subsector, which returned –16% for the period.

  Strong selection in the North American region also helped the Fund outperform the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Spliced Energy Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$11,316	$11,152	$10,520
2015	$9,356	$9,505	$10,657
2015	$9,117	$9,143	$10,487
2016	$8,047	$7,946	$9,745
2016	$9,700	$9,413	$10,491
2016	$9,799	$9,381	$11,125
2016	$10,010	$9,626	$10,928
2017	$10,681	$10,214	$11,862
2017	$10,157	$9,855	$12,438
2017	$10,115	$9,921	$12,920
2017	$10,640	$10,549	$13,546
2018	$11,616	$11,616	$14,846
2018	$11,874	$11,626	$14,063
2018	$12,177	$12,089	$15,042
2018	$10,811	$10,989	$14,435
2019	$10,282	$10,686	$14,501
2019	$10,856	$11,080	$15,832
2019	$10,207	$10,633	$16,081
2019	$9,833	$10,300	$16,368
2020	$9,608	$9,940	$17,455
2020	$6,954	$7,090	$15,645
2020	$7,145	$7,074	$17,818
2020	$6,073	$5,979	$18,003
2021	$7,346	$7,132	$21,042
2021	$8,205	$7,877	$23,625
2021	$8,322	$7,965	$24,753
2021	$9,240	$8,718	$25,938
2022	$10,015	$9,278	$24,934
2022	$10,375	$9,640	$22,831
2022	$10,732	$9,784	$22,827
2022	$11,139	$9,938	$21,543
2023	$11,689	$10,380	$22,835
2023	$11,780	$10,330	$23,122
2023	$12,199	$10,496	$25,708
2023	$12,098	$10,067	$23,351
2024	$12,157	$10,392	$27,206
2024	$13,505	$11,296	$28,307
2024	$14,069	$11,651	$31,133
2024	$14,139	$11,574	$32,223
2025	$14,132	$11,358	$34,355

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	16.24%	8.02%	3.52%
Spliced Energy Index	9.30%	2.70%	1.28%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,582,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 11,577,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$5,582
Number of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$11,577

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asia	2.0%
Europe	32.6%
North America	63.7%
South America	1.2%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008006
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Admiral™ Shares
Trading Symbol	VGELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  Strong security selection in the oil and gas exploration and production subsector, as well as in oil and gas storage and transportation, significantly contributed to the Fund’s outperformance.

  Relative to the benchmark, the Fund benefited from underweighting the oil and gas refining and marketing subsector, which returned –16% for the period.

  Strong selection in the North American region also helped the Fund outperform the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Spliced Energy Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$56,593	$55,760	$52,598
2015	$46,789	$47,523	$53,287
2015	$45,599	$45,715	$52,435
2016	$40,260	$39,729	$48,723
2016	$48,535	$47,066	$52,453
2016	$49,039	$46,907	$55,627
2016	$50,111	$48,128	$54,641
2017	$53,479	$51,068	$59,308
2017	$50,863	$49,275	$62,189
2017	$50,663	$49,604	$64,598
2017	$53,303	$52,744	$67,732
2018	$58,204	$58,080	$74,230
2018	$59,510	$58,128	$70,313
2018	$61,041	$60,443	$75,212
2018	$54,207	$54,947	$72,175
2019	$51,571	$53,429	$72,505
2019	$54,456	$55,399	$79,161
2019	$51,210	$53,163	$80,404
2019	$49,349	$51,501	$81,842
2020	$48,217	$49,699	$87,277
2020	$34,907	$35,449	$78,224
2020	$35,871	$35,368	$89,088
2020	$30,497	$29,897	$90,017
2021	$36,898	$35,662	$105,209
2021	$41,222	$39,386	$118,127
2021	$41,813	$39,826	$123,765
2021	$46,445	$43,588	$129,688
2022	$50,340	$46,389	$124,669
2022	$52,159	$48,199	$114,155
2022	$53,973	$48,922	$114,134
2022	$56,025	$49,689	$107,714
2023	$58,811	$51,899	$114,174
2023	$59,272	$51,652	$115,612
2023	$61,390	$52,480	$128,538
2023	$60,896	$50,333	$116,755
2024	$61,214	$51,958	$136,032
2024	$68,014	$56,479	$141,534
2024	$70,875	$58,257	$155,666
2024	$71,234	$57,868	$161,116
2025	$71,210	$56,789	$171,777

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	16.33%	8.11%	3.60%
Spliced Energy Index	9.30%	2.70%	1.28%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 5,582,000,000
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 11,577,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$5,582
Number of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$11,577

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asia	2.0%
Europe	32.6%
North America	63.7%
South America	1.2%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008007
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Investor Shares
Trading Symbol	VGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  For the period, the health care sector’s performance was mixed. Some subsectors—most notably health care equipment—posted double-digit gains, while some others reported negative returns. Pharmaceuticals, which had a 42% weighting in the benchmark, returned 3.2%.

  The Fund’s overweight allocation to and security selection in the biotechnology subsector contributed most to the underperformance. Holdings in managed health care and life sciences tools and services also lagged. Relative to the benchmark, strong selection in the pharmaceuticals and health care equipment subsectors helped offset poorer performance elsewhere.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	MSCI ACWI Health Care	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,681	$10,574	$10,520
2015	$11,434	$11,169	$10,657
2015	$10,747	$10,316	$10,487
2016	$10,049	$9,581	$9,745
2016	$10,325	$10,010	$10,491
2016	$11,154	$10,692	$11,125
2016	$9,862	$9,546	$10,928
2017	$10,321	$9,894	$11,862
2017	$11,242	$10,686	$12,438
2017	$11,906	$11,221	$12,920
2017	$11,745	$11,358	$13,546
2018	$12,621	$12,294	$14,846
2018	$11,755	$11,609	$14,063
2018	$12,900	$12,483	$15,042
2018	$12,619	$12,202	$14,435
2019	$12,969	$12,439	$14,501
2019	$12,620	$12,465	$15,832
2019	$13,012	$12,794	$16,081
2019	$13,651	$13,422	$16,368
2020	$14,675	$14,306	$17,455
2020	$14,809	$14,354	$15,645
2020	$16,016	$15,460	$17,818
2020	$15,302	$14,796	$18,003
2021	$17,047	$16,843	$21,042
2021	$17,351	$17,411	$23,625
2021	$18,696	$18,853	$24,753
2021	$18,860	$19,023	$25,938
2022	$17,811	$18,099	$24,934
2022	$17,785	$17,948	$22,831
2022	$18,270	$18,035	$22,827
2022	$18,320	$17,576	$21,543
2023	$18,981	$18,304	$22,835
2023	$19,688	$18,699	$23,122
2023	$19,707	$18,746	$25,708
2023	$18,015	$17,268	$23,351
2024	$20,201	$19,481	$27,206
2024	$20,462	$19,592	$28,307
2024	$22,339	$21,152	$31,133
2024	$21,279	$20,658	$32,223
2025	$20,797	$20,429	$34,355

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.96%	7.22%	7.60%
MSCI ACWI Health Care	4.86%	7.39%	7.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 41,907,000,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 85,645,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$41,907
Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$85,645

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asia	6.8%
Europe	21.9%
North America	69.5%
South America	0.0%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000008008
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Admiral™ Shares
Trading Symbol	VGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  For the period, the health care sector’s performance was mixed. Some subsectors—most notably health care equipment—posted double-digit gains, while some others reported negative returns. Pharmaceuticals, which had a 42% weighting in the benchmark, returned 3.2%.

  The Fund’s overweight allocation to and security selection in the biotechnology subsector contributed most to the underperformance. Holdings in managed health care and life sciences tools and services also lagged. Relative to the benchmark, strong selection in the pharmaceuticals and health care equipment subsectors helped offset poorer performance elsewhere.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	MSCI ACWI Health Care	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$53,412	$52,868	$52,598
2015	$57,191	$55,844	$53,287
2015	$53,762	$51,580	$52,435
2016	$50,269	$47,904	$48,723
2016	$51,660	$50,050	$52,453
2016	$55,812	$53,460	$55,627
2016	$49,352	$47,731	$54,641
2017	$51,659	$49,470	$59,308
2017	$56,278	$53,428	$62,189
2017	$59,607	$56,103	$64,598
2017	$58,804	$56,791	$67,732
2018	$63,203	$61,469	$74,230
2018	$58,873	$58,045	$70,313
2018	$64,616	$62,413	$75,212
2018	$63,214	$61,010	$72,175
2019	$64,976	$62,194	$72,505
2019	$63,233	$62,323	$79,161
2019	$65,205	$63,970	$80,404
2019	$68,420	$67,109	$81,842
2020	$73,563	$71,528	$87,277
2020	$74,244	$71,771	$78,224
2020	$80,306	$77,301	$89,088
2020	$76,735	$73,981	$90,017
2021	$85,488	$84,216	$105,209
2021	$87,026	$87,053	$118,127
2021	$93,781	$94,267	$123,765
2021	$94,619	$95,115	$129,688
2022	$89,362	$90,496	$124,669
2022	$89,250	$89,741	$114,155
2022	$91,691	$90,175	$114,134
2022	$91,952	$87,879	$107,714
2023	$95,285	$91,518	$114,174
2023	$98,848	$93,493	$115,612
2023	$98,958	$93,732	$128,538
2023	$90,465	$86,339	$116,755
2024	$101,464	$97,407	$136,032
2024	$102,786	$97,961	$141,534
2024	$112,225	$105,761	$155,666
2024	$106,912	$103,290	$161,116
2025	$104,515	$102,144	$171,777

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.01%	7.28%	7.65%
MSCI ACWI Health Care	4.86%	7.39%	7.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 41,907,000,000
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 85,645,000
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$41,907
Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$85,645

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asia	6.8%
Europe	21.9%
North America	69.5%
South America	0.0%
Other Assets and Liabilities—Net	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000031350
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	ETF Shares
Trading Symbol	VIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  From a sector perspective, information technology and financials contributed most to the benchmark’s return, followed by consumer staples and industrials. Communication services, which at the end of the period made up less than 1% of the benchmark weighting, was the lone detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Spliced S&P U.S. Dividend Growers Index TR	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,293	$10,293	$10,520
2015	$10,352	$10,353	$10,657
2015	$10,207	$10,211	$10,487
2016	$9,916	$9,922	$9,745
2016	$10,627	$10,638	$10,491
2016	$11,232	$11,247	$11,125
2016	$10,905	$10,919	$10,928
2017	$11,560	$11,577	$11,862
2017	$12,262	$12,280	$12,438
2017	$12,582	$12,603	$12,920
2017	$13,100	$13,124	$13,546
2018	$14,578	$14,608	$14,846
2018	$13,678	$13,708	$14,063
2018	$14,618	$14,650	$15,042
2018	$14,307	$14,342	$14,435
2019	$14,451	$14,487	$14,501
2019	$15,866	$15,905	$15,832
2019	$16,490	$16,532	$16,081
2019	$16,830	$16,876	$16,368
2020	$17,729	$17,779	$17,455
2020	$16,142	$16,190	$15,645
2020	$17,568	$17,638	$17,818
2020	$18,022	$18,097	$18,003
2021	$19,756	$19,840	$21,042
2021	$22,113	$22,210	$23,625
2021	$23,191	$23,297	$24,753
2021	$23,969	$24,079	$25,938
2022	$23,847	$23,961	$24,934
2022	$22,665	$22,777	$22,831
2022	$22,663	$22,781	$22,827
2022	$22,086	$22,207	$21,543
2023	$23,364	$23,497	$22,835
2023	$23,676	$23,814	$23,122
2023	$25,100	$25,249	$25,708
2023	$23,230	$23,371	$23,351
2024	$26,322	$26,487	$27,206
2024	$26,823	$26,993	$28,307
2024	$29,229	$29,418	$31,133
2024	$30,079	$30,278	$32,223
2025	$31,412	$31,623	$34,355

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.34%	12.12%	12.13%
ETF Shares Market Price	19.32%	12.11%	12.12%
Spliced S&P U.S. Dividend Growers Index TR	19.39%	12.21%	12.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 105,727,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 1,782,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$105,727
Number of Portfolio Holdings	342
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,782

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communication Services	0.7%
Consumer Discretionary	6.1%
Consumer Staples	11.3%
Energy	2.9%
Financials	22.3%
Health Care	14.3%
Industrials	11.6%
Information Technology	24.8%
Materials	3.6%
Utilities	2.1%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000135474
Shareholder Report [Line Items]
Fund Name	Dividend Appreciation Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VDADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  From a sector perspective, information technology and financials contributed most to the benchmark’s return, followed by consumer staples and industrials. Communication services, which at the end of the period made up less than 1% of the benchmark weighting, was the lone detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	Spliced S&P U.S. Dividend Growers Index TR	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,292	$10,293	$10,520
2015	$10,354	$10,353	$10,657
2015	$10,206	$10,211	$10,487
2016	$9,917	$9,922	$9,745
2016	$10,630	$10,638	$10,491
2016	$11,232	$11,247	$11,125
2016	$10,903	$10,919	$10,928
2017	$11,562	$11,577	$11,862
2017	$12,263	$12,280	$12,438
2017	$12,584	$12,603	$12,920
2017	$13,100	$13,124	$13,546
2018	$14,580	$14,608	$14,846
2018	$13,682	$13,708	$14,063
2018	$14,619	$14,650	$15,042
2018	$14,309	$14,342	$14,435
2019	$14,450	$14,487	$14,501
2019	$15,863	$15,905	$15,832
2019	$16,486	$16,532	$16,081
2019	$16,825	$16,876	$16,368
2020	$17,724	$17,779	$17,455
2020	$16,139	$16,190	$15,645
2020	$17,564	$17,638	$17,818
2020	$18,015	$18,097	$18,003
2021	$19,751	$19,840	$21,042
2021	$22,105	$22,210	$23,625
2021	$23,183	$23,297	$24,753
2021	$23,956	$24,079	$25,938
2022	$23,834	$23,961	$24,934
2022	$22,650	$22,777	$22,831
2022	$22,649	$22,781	$22,827
2022	$22,075	$22,207	$21,543
2023	$23,352	$23,497	$22,835
2023	$23,663	$23,814	$23,122
2023	$25,083	$25,249	$25,708
2023	$23,217	$23,371	$23,351
2024	$26,303	$26,487	$27,206
2024	$26,803	$26,993	$28,307
2024	$29,207	$29,418	$31,133
2024	$30,052	$30,278	$32,223
2025	$31,385	$31,623	$34,355

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	19.32%	12.11%	12.12%
Spliced S&P U.S. Dividend Growers Index TR	19.39%	12.21%	12.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Jan. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 105,727,000,000
Holdings Count | Holding	342
Advisory Fees Paid, Amount	$ 1,782,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$105,727
Number of Portfolio Holdings	342
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,782

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communication Services	0.7%
Consumer Discretionary	6.1%
Consumer Staples	11.3%
Energy	2.9%
Financials	22.3%
Health Care	14.3%
Industrials	11.6%
Information Technology	24.8%
Materials	3.6%
Utilities	2.1%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature